Schedule of Investments

ARK Blockchain & Fintech Innovation ETF (consolidated)

October 31, 2025 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–93.2%

Banks - 1.6%
NU Holdings Ltd., Class A (Brazil)*	1,301,384	$20,965,296

Broadline Retail - 8.7%
Alibaba Group Holding Ltd. (China)(a)	76,425	13,025,113
Amazon.com, Inc.*	108,410	26,475,890
Global-e Online Ltd. (Israel)*	357,680	13,030,282
MercadoLibre, Inc. (Brazil)*	15,331	35,679,223
Sea Ltd. (Singapore)*(a)	145,216	22,690,000
Total Broadline Retail		110,900,508

Capital Markets - 17.1%
Bullish (Cayman Islands)*	299,265	15,133,831
Coinbase Global, Inc., Class A*	250,512	86,121,015
Etoro Group Ltd., Class A (Israel)*	326,956	12,116,989
Futu Holdings Ltd. (Hong Kong)(a)	113,791	22,648,961
Intercontinental Exchange, Inc.	52,551	7,687,686
Robinhood Markets, Inc., Class A*	515,378	75,647,183
Total Capital Markets		219,355,665

Consumer Finance - 4.6%
Kaspi.KZ JSC (Kazakhstan)(a)	131,087	9,803,996
SoFi Technologies, Inc.*	1,668,757	49,528,708
Total Consumer Finance		59,332,704

Entertainment - 8.5%
Brera Holdings PLC, Class B (Ireland)*	788,053	9,275,384
ROBLOX Corp., Class A*	358,636	40,784,086
Roku, Inc.*	375,080	39,807,240
Spotify Technology SA*	28,462	18,651,718
Total Entertainment		108,518,428

Financial Services - 12.1%
Adyen NV (Netherlands)*(b)	17,261	29,616,889
Block, Inc.*	605,760	46,001,414
Klarna Group PLC (United Kingdom)*	564,217	21,197,633
PayPal Holdings, Inc.*	148,528	10,288,535
Toast, Inc., Class A*	1,324,718	47,875,308
Total Financial Services		154,979,779

Hotels, Restaurants & Leisure - 4.5%
Airbnb, Inc., Class A*	133,656	16,912,830
DoorDash, Inc., Class A*	68,823	17,506,506
DraftKings, Inc., Class A*	773,540	23,662,589
Total Hotels, Restaurants & Leisure		58,081,925

Insurance - 1.1%
Discovery Ltd. (South Africa)	1,103,137	13,857,373

Interactive Media & Services - 6.0%
LY Corp. (Japan)	4,975,996	14,626,736
Meta Platforms, Inc., Class A	36,909	23,929,950
Pinterest, Inc., Class A*	767,101	25,391,043
Reddit, Inc., Class A*	62,033	12,961,795
Total Interactive Media & Services		76,909,524

IT Services - 9.3%
Shopify, Inc., Class A (Canada)*	689,526	119,880,990

Media - 1.1%
Ibotta, Inc., Class A*	447,175	14,425,866

Real Estate Management & Development - 1.4%
Zillow Group, Inc., Class C*	241,469	18,105,346
Investments	Shares	Value

Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc.*	143,720	$36,809,566
NVIDIA Corp.	87,558	17,729,620
Total Semiconductors & Semiconductor Equipment		54,539,186

Software - 12.9%
BILL Holdings Inc*	140,221	6,963,375
BitMine Immersion Technologies, Inc.*	718,495	33,517,792
Circle Internet Group, Inc.*	348,365	44,235,388
Crowdstrike Holdings, Inc., Class A*	28,439	15,442,661
Intuit, Inc.	14,283	9,534,617
Palantir Technologies, Inc., Class A*	278,994	55,929,927
Total Software		165,623,760
Total Common Stocks
(Cost $1,180,623,698)		1,195,476,350
EXCHANGE - TRADED FUNDS–6.1%

Financials - 6.1%
3iQ Ether Staking ETF (Canada)*†	638,316	9,651,338
3iQ Solana Staking ETF (Canada)*†	443,451	6,629,592
ARK 21Shares Bitcoin ETF†	1,707,060	62,265,526
Total Financials		78,546,456
Total Exchange - Traded Funds
(Cost $48,746,930)		78,546,456
WARRANTS–0.6%

Entertainment - 0.6%
Brera Holdings PLC*	788,053	8,116,946
Total Warrants
(Cost $–)		8,116,946
MONEY MARKET FUND–0.1%
Goldman Sachs Financial Square Treasury
Obligations Fund, 3.94% (c)
(Cost $702,818)	702,818	702,818

Total Investments–100.0%
(Cost $1,230,073,446)		1,282,842,570
Other Assets in Excess of Liabilities–0.0%(d)		528,669
Net Assets–100.0%		$1,283,371,239

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of October 31, 2025.
(d)	Less than 0.05%

Schedule of Investments (continued)

ARK Blockchain & Fintech Innovation ETF (consolidated)

October 31, 2025 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2025	Value ($) at 10/31/2025(a)
Exchange - Traded Funds — 6.1%

Financials — 6.1%

3iQ Ether Staking ETF
16,741,364	2,425,663	(1,106,599)	2,045,608	(454,698)	–	–	–	638,316	9,651,338

3iQ Solana Staking ETF
10,756,670	1,749,721	(7,661,814)	1,469,837	315,178	–	–	–	443,451	6,629,592

ARK 21Shares Bitcoin ETF
66,199,787		–	–	(3,934,261)	–	–	–	1,707,060	62,265,526
$93,697,821	$4,175,384	$(18,768,413)	$3,515,445	$(4,073,781)	$–	$–	$–	2,788,827	$78,546,456

(a)	The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of October 31, 2025.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2025, based upon the three levels defined above:

ARK Fintech Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,195,476,350	$–	$–	$1,195,476,350
Exchange - Traded Funds	78,546,456	–	–	78,546,456
Warrants	8,116,946	–	–	8,116,946
Money Market Fund	702,818	–	–	702,818
Total	$1,282,842,570	$–	$–	$1,282,842,570

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.